Operating Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
OPERATING LEASES
NOTE 13 – OPERATING LEASES
The Company has operating leases for its executive office (approximately 5,225 square feet of space) and office equipment. The remaining terms on these leases range from 3 to 4 years. The Company does not have any financing leases. The components of lease expense of $33 and $38 for the six months ended June 30, 2020 and June 30, 2019, respectively, were recorded in the condensed consolidated statements of operations. The components of lease expense of $18 and $22 for the three months ended June 30, 2020 and June 30, 2019, respectively, were recorded in the condensed consolidated statements of operations.
There were no material operating and financing leases that the Company had entered into that were yet to commence as of June 30, 2020. Components of the Company’s right-of-use assets and liabilities calculations are as follows:

Cash paid for rent included in the measurement of operating lease liabilities cash flows	$32
Right-of-use asset obtained in exchange for new operating lease liability	236
Weighted-average remaining lease term - operating leases, in years	2.55
Weighted-average discount rate - operating leases	11.7%
Future minimum lease payments for operating leases in excess of one year are as follows:

For the year ending December 31,	Amount
2020	$38
2021	77
2022	79
2023	3
Total future minimum lease payments	197
Imputed interest	(28)
Total	$169